Total
Decathlon Market Neutral Fund
FUND SUMMARY: Decathlon Market Neutral Fund
Investment Objective:
The Fund seeks capital gains.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 in this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Decathlon Market Neutral Fund	Decathlon Market Neutral Fund Class A	Decathlon Market Neutral Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Decathlon Market Neutral Fund		Decathlon Market Neutral Fund Class A	Decathlon Market Neutral Fund Institutional Class
Management Fees		0.90%	0.90%
Distribution(12b-1) Fees		0.25%	none
Dividend Expense and Borrowing Costs on Securities Sold Short	[1]	3.93%	3.93%
Shareholder Services Expenses	[2]	0.15%	none
Other Expenses		4.08%	3.93%
Acquired Fund Fees and Expenses	[3]	0.19%	0.19%
Total Annual Fund Operating Expenses		5.42%	5.02%
[1]	Dividend Expense and Borrowing Costs on Securities Sold Short are based on estimated amounts for the current fiscal year. These expenses in this fee table will not correlate to related expense information in the Fund’s financial highlights.
[2]	Class A shares other expenses includes shareholder service expenses that may include sub-transfer agent and sub-custodian fees. Shareholder Services Expenses are based on estimated amounts for the current fiscal year. These expenses in this fee table will not correlate to related expense information in the Fund’s financial highlights.
[3]	Acquired Fund Fees and Expenses are indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Decathlon Market Neutral Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Decathlon Market Neutral Fund Class A	990	2,014	3,029	5,530
Decathlon Market Neutral Fund Institutional Class	502	1,506	2,509	5,015

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2022 , the Fund’s portfolio turnover rate was 354% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s investment adviser Advisors Preferred, LLC (the “Adviser”), delegates execution of the Fund’s investment strategy to Beaumont Capital Management, LLC (the “Sub-Adviser”). The Sub-Adviser seeks to achieve the Fund’s investment objective by investing, long or short, primarily in common stocks and exchange-traded funds (“ETFs”) that each invest primarily in common stocks. The Sub-Adviser invests in individual stocks, baskets of stocks and ETFs that it believes are undervalued or likely to appreciate and sells short individual stocks, baskets of stocks and ETFs that it believes are overvalued or likely to decline. To sell a security short, the Fund borrows the security from a third party and sells it at the then-current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.

The Sub-Adviser primarily uses a proprietary quantitative ranking system that it refers to as “machine learning” to make undervalued/overvalued determinations. The proprietary quantitative ranking system forecasts which asset classes or specific securities are expected to have the highest to lowest returns. This is a systematic portfolio management approach using automated formula discovery and rigorous, confidence-based statistical analysis with human oversight. Automated formula discovery is a form of computer program that analyzes raw data, detects patterns and translates those patterns into mathematical formulas that can be used to forecast security prices. Confidence-based statistical analysis is a form of statistical analysis that gives greater weight to factors that are identified as more-certain and less subject to randomness and less subject to produce erroneous predictions. The human oversight dimension is a common-sense logic check on the output of the mathematical models that is intended to identify and suppress highly improbable results, such as very large negative interest rates.

As a supplement to the quantitative system, the Sub-Adviser includes the firm’s best fundamental ideas where appropriate. These are implemented with the same fully hedged long-short exposure approach as used under the quantitative system. These fundamental selections are designed to capture what the Sub-Adviser believes are merely market-perceived short-term economic dislocations that do not represent long-term economic fundamentals. While these investments may also be informed, in part, by the quantitative system they need not be. Examples of the types of fundamental trades the Sub-Adviser may implement are industry pair trades (e.g. long the stock of one auto manufacturer and short the stock of another auto manufacturer); going long or short a particular company stock while hedging with a short or long position in an index; arbitrages such as capital structure arbitrage (e.g. investing in debt of an issuer while selling short its stock) or merger arbitrage (e.g. investing in the stock of a merger target while selling short the stock of the acquirer).

The Sub-Adviser targets portfolio net market exposure of 0% with a range between -10% to 10% and standard deviation of Fund returns of approximately 3% to 8% annualized. Standard deviation is a statistical measure of variation or volatility of returns. Generally, investors prefer returns with a lower standard deviation. The Sub-Adviser re-evaluates undervalued/overvalued status frequently, which results in relatively high portfolio turnover.

The Sub-Adviser may also use long or short positions in stock futures and swaps as a temporary substitute for underlying stocks or to attempt to hedge portfolio risk or manage overall market exposure. The Sub-Adviser reduces futures and swaps exposure as attractive specific stocks and asset class representative ETFs are found. To a lesser extent, the Sub-Adviser may supplement its primary strategy by investing in corporate bonds if they appear to be underpriced; or engaging in capital structure arbitrage, such as investing in debt of an issuer while selling short its stock. Corporate bonds may include securities with credit quality below investment grade (commonly referred to as “junk bond” credit quality). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s” or below BBB- by Standard and Poor’s Rating Group (“S&P”) or, if unrated, determined by the Sub-Adviser to be of similar credit quality.

To generate additional returns, the Sub-Adviser may also write covered put and call options against the Fund’s short and long positions. The Sub-Adviser may also write uncovered put and calls options as substitutes for outright long or short security positions, when economically more advantageous. The Sub-Adviser compares the erosion of the time value of a written option to the expected returns of the reference security to assess which is more advantageous. For example, if the Sub-Adviser believes a stock is overvalued or likely to decline, it may write an uncovered call option rather than sell the stock short; and if the Sub-Adviser believes a stock is undervalued or likely to appreciate, it may write an uncovered put option rather than buy the stock. When the Fund writes a call option, the purchaser has the right, but not the obligation, to buy a stock at a specified price (strike price) within a specific time period. When the Fund writes a put option, the purchaser has the right, but not the obligation, to sell a stock at a specified price (strike price) within a specific time period. The Sub-Adviser selects written options that it believes will expire worthless or are likely to decline in value. The Sub-Adviser may adjust option positions based on price movements of the refence stock or to adjust overall market exposure.

The Fund’s portfolio may hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s Net Asset Value (“NAV”) and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in ETFs.

●	Management Risk: The Sub-Adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

●	Quantitative Investing Risk: The value of securities selected using quantitative “machine learning” analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a corporate debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

○	Junk Bond Risk: Lower-quality fixed income securities, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

●	Derivatives Risk: The Fund uses investment techniques, including investments in derivatives such as futures contracts, options, and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

○	Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

○	Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

○	Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Uncovered written options are subject to significant and potentially unlimited losses and covered written options may limit the Fund’s gains.

○	Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

●	ETF Risk: Investments in ETFs may involve duplication of advisory fees and certain other expenses. By investing in an ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the ETFs, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

●	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.

●	Emerging Market Risk: Investing in emerging markets involves not only the risks with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

●	Fundamental Investing Risk: The value of securities selected using fundamental analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using different methods of analysis. The factors used in fundamental analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected fundamental analysis.

●	Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

●	Limited History of Operations Risk: The Fund has little or a limited history of operations under its revised strategy. If the Fund does not raise sufficient assets to operate efficiently, it may liquidate which could have negative tax consequences for shareholders and cause shareholders to incur expenses of liquidation.

●	Short Selling Risk: The Fund will engage in short selling which is significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are riskier than “long” positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

●	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

●	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class and Class A shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.investbcm.com by calling 1-833-786-1121.

Performance Bar Chart For Calendar Year Ended December 31, 2022

Highest Quarter:	9/30/2022	1.17%
Lowest Quarter:	6/30/2022	(10.37)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Decathlon Market Neutral Fund		Label	1 Year	Since Inception [1]	Inception Date
Decathlon Market Neutral Fund Class A		Return Before Taxes	(17.14%)	(9.39%)	Apr. 19, 2021
Decathlon Market Neutral Fund Class A | Return After Taxes on Distributions			(17.20%)	(9.80%)
Decathlon Market Neutral Fund Class A | Return After Taxes on Distributions and Sale of Fund Shares			(10.10%)	(7.23%)
Decathlon Market Neutral Fund Institutional Class		Return Before Taxes	(12.60%)	(6.44%)	Apr. 19, 2021
ICE Bank of America 3-month Treasury Bills (reflects no deduction for fees, expenses or taxes)	[2]		1.47%	0.87%
ICE Bank of America U.S. Broad Market Bond Index	[3]		(13.15%)	(7.35%)
[1]	The inception date of the Fund is April 19, 2021.
[2]	ICE Bank of America 3-month Treasury Bills is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes. Index returns are gross of any fees, brokerage commissions or other expenses of investing. The inception date shown for the Index is April 19, 2021.
[3]	ICE Bank of America U.S. Broad Market Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the US domestic market. The inception date shown for Index is April 19, 2021.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Decathlon Market Neutral Fund | Management Risk [Member]

●	Management Risk: The Sub-Adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

Decathlon Market Neutral Fund | Quantitative Investing Risk [Member]

●	Quantitative Investing Risk: The value of securities selected using quantitative “machine learning” analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Decathlon Market Neutral Fund | Credit Risk [Member]

●	Credit Risk: The Fund could lose money if the issuer or guarantor of a corporate debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance. The Fund considers all derivatives and non-U.S. Treasury debt instruments as subject to credit risk.

○	Junk Bond Risk: Lower-quality fixed income securities, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Decathlon Market Neutral Fund | Junk Bond Risk [Member]

○	Junk Bond Risk: Lower-quality fixed income securities, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Decathlon Market Neutral Fund | Derivatives Risk [Member]

●	Derivatives Risk: The Fund uses investment techniques, including investments in derivatives such as futures contracts, options, and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:

○	Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

○	Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

○	Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Uncovered written options are subject to significant and potentially unlimited losses and covered written options may limit the Fund’s gains.

○	Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Decathlon Market Neutral Fund | Futures Contracts [Member]

○	Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Decathlon Market Neutral Fund | Hedging Risk [Member]

○	Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Decathlon Market Neutral Fund | Options [Member]

○	Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Uncovered written options are subject to significant and potentially unlimited losses and covered written options may limit the Fund’s gains.

Decathlon Market Neutral Fund | Swap Agreements [Member]

○	Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Decathlon Market Neutral Fund | E T F Risk [Member]

●	ETF Risk: Investments in ETFs may involve duplication of advisory fees and certain other expenses. By investing in an ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the ETFs, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Decathlon Market Neutral Fund | Foreign Investment Risk [Member]
●	Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.

Decathlon Market Neutral Fund | Emerging Market Risk [Member]

●	Emerging Market Risk: Investing in emerging markets involves not only the risks with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Decathlon Market Neutral Fund | Fundamental Investing Risk [Member]

●	Fundamental Investing Risk: The value of securities selected using fundamental analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using different methods of analysis. The factors used in fundamental analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected fundamental analysis.

Decathlon Market Neutral Fund | Market Risk [Member]

●	Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets. Additionally, unexpected local, regional, or global events, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.

Decathlon Market Neutral Fund | Limited History Of Operations Risk [Member]

●	Limited History of Operations Risk: The Fund has little or a limited history of operations under its revised strategy. If the Fund does not raise sufficient assets to operate efficiently, it may liquidate which could have negative tax consequences for shareholders and cause shareholders to incur expenses of liquidation.

Decathlon Market Neutral Fund | Short Selling Risk [Member]

●	Short Selling Risk: The Fund will engage in short selling which is significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are riskier than “long” positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

Decathlon Market Neutral Fund | Small And Medium Capitalization Stock Risk [Member]

●	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

Decathlon Market Neutral Fund | Turnover Risk [Member]
●	Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.